BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Jun. 29, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 04, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Class A common stock
Common stock, redemption value per share	$ 10.49
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000		380,000,000	380,000,000
Common stock, shares issued	3,412,816		0
Common stock, shares outstanding	3,412,816		0
Class A common stock subject to possible redemption
Common stock subject to possible redemption	2,112,027		20,125,000	20,125,000
Common stock, redemption value per share	$ 10.09		$ 10.31	$ 10.20
Class A common stock not subject to possible redemption
Common stock, shares issued			0	0
Common stock, shares outstanding			0	0
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000		20,000,000	20,000,000
Common stock, shares issued	1,618,434		5,031,250	5,031,250
Common stock, shares outstanding	1,618,434	1,618,434	5,031,250	5,031,250